Schedule III - Real Estate and Accumulated Depreciation - Accumulated Depreciation Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at January 1	$ (467,122)	$ (481,980)	$ (432,374)
Additions	(48,381)	(57,049)	(62,299)
Dispositions	89,395	71,907	12,693
Balance at December 31	$ (426,108)	$ (467,122)	$ (481,980)